15. Stock Option Plan and Equity Compensation Plan	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plan and Equity Compensation Plan

The Company sponsors an equity compensation plan, adopted by the Board of Directors in 2006, which provides for the granting of nonqualified stock options, stock appreciation rights, stock awards and stock units. Under the plan, the Company may grant options, restricted shares, etc. to its directors, officers and employees for up to 200,000 shares of common stock. The Company granted 86,667 shares of restricted stock to Timothy Schools in September 2016. The Company did not grant any equity compensation in 2015.

A summary of the status of the Company’s stock option plan and restricted stock outstanding is presented below:

	2016		2015
	Restricted Stock		Outstanding Stock Options
	Price per Share	Number of Shares	Weighted Average Exercise Price	Number of Shares

Options outstanding at January 1	—	—	$15.00	55,600
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	15.00	(55,600)
Options outstanding and exercisable at December 31	$—	—	$—	—

Restricted Stock Awards Granted	$5.10	86,667	—	—